Balance Sheets - ILS (₪)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and Cash Equivalents	₪ 451,784	₪ 783,380
Short term Investments	3,030	17,173
Customers	212,151	0
Receivables and Debit Balances	35,716	34,565
Total Current Assets	702,681	835,118
Fixed Assets	3,395	200,733
Intangible Assets	0	0
Total assets	706,076	1,035,851
Current Liabilities
Credit from Banking Corporations	46,618	36,547
Suppliers and Service Providers	2,604	5,466
Payables and Credit Balances	2,699,585	2,287,409
Total Current Liabilities	2,748,807	2,329,422
Long-Term Liabilities
Loans from Banking Corporations and other Credit Providers	16,218	53,488
Capital Deficit
Preferred stock, NIS 0.01 par value 10,000,000 shares authorized, issued and outstanding as of December 31, 2022 and 2021.	100,000	100,000
Common stock, NIS 0.01 par value 990,000,000 share authorized; 2,282,124 issued and outstanding shares as of December 31, 2022 and 2021.	22,821	22,821
Premium on Shares	1,049,703	1,049,703
Deficit Balance	(3,231,473)	(2,519,583)
Shareholders' Equity	(2,058,949)	(1,347,059)
Total Liabilities	₪ 706,076	₪ 1,035,851